INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Subtotal	$ 1,590,939	$ 1,467,495	$ 1,511,213
Less: Accumulated amortization	(82,177)	(43,091)	(14,814)
Intangible assets, net	1,508,762	1,424,404	1,496,399
Land Use Rights [Member]
Subtotal	1,561,400	1,442,456	1,485,428
Computer Software [Member]
Subtotal	$ 29,539	$ 25,039	$ 25,785